Taxes Income tax expense credit (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxes
Current	$ 3,141,969	$ 2,429,480	$ 1,188,136
Deferred	0	0	(1,799,791)
Total	$ 3,141,969	$ 2,429,480	$ (611,655)